Leases - Components of Lease Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lease cost:
Reduction in the carrying amount of ROU assets	$ 2,481	$ 2,254	$ 2,758
Interest of operating lease liabilities	115	193	253
Expenses for short-term lease within 12 months	417	216
Total lease cost	$ 3,013	$ 2,663	$ 3,011